Schedule of Investments (unaudited)	iShares® U.S. Healthcare ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 16.0%
AbbVie Inc.	996,168	$136,365,438
Alnylam Pharmaceuticals Inc.(a)	66,848	9,198,285
Amgen Inc.	320,264	72,744,765
Biogen Inc.(a)(b)	82,406	18,623,756
BioMarin Pharmaceutical Inc.(a)	102,911	9,121,002
CureVac NV(a)(b)	29,838	576,172
Exact Sciences Corp.(a)(b)	96,100	7,338,196
Exelixis Inc.(a)	173,855	3,146,775
Gilead Sciences Inc.	708,027	48,627,294
Horizon Therapeutics PLC(a)	123,048	11,484,070
Incyte Corp.(a)	103,894	7,722,441
Ionis Pharmaceuticals Inc.(a)	78,773	2,504,981
Iovance Biotherapeutics Inc.(a)	82,725	1,377,371
Mirati Therapeutics Inc.(a)	23,697	2,827,052
Moderna Inc.(a)	190,791	32,306,640
Natera Inc.(a)(b)	46,873	3,311,577
Neurocrine Biosciences Inc.(a)	52,537	4,151,474
Novavax Inc.(a)	42,447	3,977,284
Regeneron Pharmaceuticals Inc.(a)	56,507	34,389,595
Sage Therapeutics Inc.(a)	28,857	1,137,543
Sarepta Therapeutics Inc.(a)	46,903	3,356,848
Seagen Inc.(a)	75,234	10,119,725
Ultragenyx Pharmaceutical Inc.(a)	36,660	2,563,634
United Therapeutics Corp.(a)	24,786	5,003,550
Vertex Pharmaceuticals Inc.(a)	143,442	34,863,578
		466,839,046
Health Care Equipment & Supplies — 22.0%
Abbott Laboratories	979,358	124,828,971
ABIOMED Inc.(a)	24,915	7,371,601
Align Technology Inc.(a)	44,340	21,946,526
Baxter International Inc.	283,277	24,203,187
Becton Dickinson and Co.	160,913	40,894,430
Boston Scientific Corp.(a)	799,634	34,304,299
Cooper Companies Inc. (The)	27,299	10,873,192
DENTSPLY SIRONA Inc.	122,198	6,527,817
Dexcom Inc.(a)	54,303	23,376,355
Edwards Lifesciences Corp.(a)	348,378	38,042,877
Envista Holdings Corp.(a)	90,353	3,906,864
Globus Medical Inc., Class A(a)	44,119	2,944,061
Hologic Inc.(a)	141,523	9,940,575
ICU Medical Inc.(a)	11,183	2,386,005
IDEXX Laboratories Inc.(a)	47,663	24,179,440
Insulet Corp.(a)(b)	37,288	9,247,424
Integra LifeSciences Holdings Corp.(a)	40,891	2,647,283
Intuitive Surgical Inc.(a)	199,748	56,764,387
Masimo Corp.(a)	28,232	6,207,370
Medtronic PLC.	757,012	78,343,172
Novocure Ltd.(a)(b)	57,592	3,953,691
Penumbra Inc.(a)	19,476	4,401,771
Quidel Corp.(a)(b)	20,648	2,134,177
ResMed Inc.	81,041	18,525,973
STERIS PLC	48,113	10,796,557
Stryker Corp.	196,500	48,741,825
Tandem Diabetes Care Inc.(a)(b)	34,859	4,117,196
Teleflex Inc.	26,315	8,162,650
Zimmer Biomet Holdings Inc.	117,637	14,471,704
		644,241,380
Security	Shares	Value

Health Care Providers & Services — 17.7%
Acadia Healthcare Co. Inc.(a)(b)	49,668	$2,615,020
agilon health Inc.(a)(b)	93,984	1,558,255
Amedisys Inc.(a)(b)	18,010	2,433,151
Anthem Inc.	138,079	60,891,458
Cardinal Health Inc.	158,895	8,194,215
Centene Corp.(a)	325,979	25,348,127
Chemed Corp.	8,474	3,973,543
Cigna Corp.	183,468	42,282,035
DaVita Inc.(a)	37,866	4,103,538
Encompass Health Corp.	54,822	3,401,157
Guardant Health Inc.(a)	50,752	3,529,802
HCA Healthcare Inc.	137,974	33,120,659
Henry Schein Inc.(a)(b)	78,175	5,886,578
Humana Inc.	72,689	28,530,432
Laboratory Corp. of America Holdings(a)	54,332	14,743,532
Molina Healthcare Inc.(a)	32,429	9,419,976
Oak Street Health Inc.(a)(b)	55,077	957,238
Premier Inc., Class A.	68,325	2,611,382
Quest Diagnostics Inc.	68,772	9,285,595
Signify Health Inc., Class A(a)(b)	35,403	471,922
UnitedHealth Group Inc.	530,444	250,671,921
Universal Health Services Inc., Class B	40,031	5,206,432
		519,235,968
Health Care Technology — 1.4%
Cerner Corp.	166,702	15,203,222
Certara Inc.(a)(b)	59,208	1,582,630
Definitive Healthcare Corp.(a)(b)	6,488	141,958
Teladoc Health Inc.(a)(b)	85,032	6,522,805
Veeva Systems Inc., Class A(a)	77,152	18,249,534
		41,700,149
Life Sciences Tools & Services — 13.9%
10X Genomics Inc., Class A(a)(b)	47,599	4,582,356
Adaptive Biotechnologies Corp.(a)	61,120	1,065,933
Agilent Technologies Inc.	171,381	23,876,801
Avantor Inc.(a)	339,145	12,660,283
Bio-Rad Laboratories Inc., Class A(a)	11,930	7,154,779
Bio-Techne Corp.	22,029	8,291,936
Bruker Corp.	57,467	3,827,302
Charles River Laboratories International Inc.(a)	28,028	9,242,513
Danaher Corp.	357,503	102,170,782
Illumina Inc.(a)	82,221	28,680,329
IQVIA Holdings Inc.(a)	107,431	26,309,852
Maravai LifeSciences Holdings Inc., Class A(a)(b)	61,793	1,787,054
PerkinElmer Inc.	71,032	12,229,580
QIAGEN NV(a)	128,057	6,337,541
Repligen Corp.(a)	30,889	6,126,524
Sotera Health Co.(a)(b)	55,817	1,200,624
Syneos Health Inc.(a)	57,440	5,201,766
Thermo Fisher Scientific Inc.	221,527	128,773,645
West Pharmaceutical Services Inc.	41,405	16,281,274
		405,800,874
Pharmaceuticals — 28.7%
Bristol-Myers Squibb Co.	1,259,532	81,731,032
Catalent Inc.(a)	95,818	9,958,365
Elanco Animal Health Inc.(a)(b)	251,324	6,544,477
Eli Lilly & Co.	477,938	117,281,206
Jazz Pharmaceuticals PLC(a)	33,740	4,686,823
Johnson & Johnson	1,485,636	255,960,226
Merck & Co. Inc.	1,428,455	116,390,513

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Nektar Therapeutics(a)(b)	99,673	$1,108,364
Organon & Co.	142,487	4,546,760
Perrigo Co. PLC	75,020	2,856,011
Pfizer Inc.	3,147,723	165,853,525
Royalty Pharma PLC, Class A	183,644	7,347,596
Viatris Inc.	682,073	10,210,633
Zoetis Inc.	267,664	53,476,591
		837,952,122

Total Common Stocks — 99.7%
(Cost: $2,480,136,367)		2,915,769,539

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	28,518,140	28,526,695
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,527,000	4,527,000
		33,053,695

Total Short-Term Investments — 1.2%
(Cost: $33,042,911)		33,053,695

Total Investments in Securities — 100.9%
(Cost: $2,513,179,278)		2,948,823,234

Other Assets, Less Liabilities — (0.9)%		(24,904,445)

Net Assets — 100.0%		$2,923,918,789

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,909,140	$—		$(5,373,643	)(a)	$(7,775)	$(1,027)	$28,526,695	28,518,140	$41,794	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,827,000	1,700,000	(a)	—		—	—	4,527,000	4,527,000	193		—
						$(7,775)	$(1,027)	$33,053,695		$41,987		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	61	03/18/22	$8,078	$(165,504)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,915,769,539	$—	$—	$2,915,769,539
Money Market Funds	33,053,695	—	—	33,053,695
	$2,948,823,234	$—	$—	$2,948,823,234
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(165,504)	$—	$—	$(165,504)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3